Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 6 – Leases

A summary of the balances relating to the Company’s lease assets and liabilities as of December 31, 2022 consisted of the following (in thousands):

	Balance Sheet Location	December 31, 2022
Assets
Operating leases	Operating lease right-of-use assets, net	$6,555
Equipment finance leases	Property and equipment, net	7,979
Total lease assets		14,534

Liabilities
Current
Operating leases	Other current liabilities	1,530
Equipment finance leases	Other current liabilities	2,116
Sub-total		3,646
Non-current
Operating leases	Other non-current liabilities	5,174
Equipment finance leases	Other non-current liabilities	4,100
Sub-total		9,274
Total lease liabilities		$12,920

Operating Leases

The Company has a 5-year office lease on its headquarter facility in Los Angeles, which commenced in January 2022, as well as certain other leases (both short-term and long-term) within the United States.

The Company records lease expense on a straight-line basis over the lease term. Total lease expense recorded was $2.5 million and $0.8 million, for the years ended December 31, 2022 and 2021, respectively.

Lease terms include renewal or termination options that the Company is reasonably certain to exercise. For leases with a term of 12 months or less, the Company has made an accounting policy election to not record a ROU asset and associated lease liability on its consolidated balance sheet. Total lease expense recorded for these short-term leases for the year ended December 31, 2022 was $0.3 million.

Equipment Finance Leases

The Company leases certain equipment facilities under finance leases that expire on various dates through 2027. The finance lease cost during the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

		Years Ended December 31,
	Income Statement Location	2022	2021
Amortization	Cost of goods sold	$848	$222
Interest accretion on finance lease liabilities	Other income (expense), net	428	52
Total		$1,276	$274

Supplemental Cash Flow Information, Weighted-Average Remaining Lease Term and Discount Rate

The weighted-average remaining lease term and discount rates, as well as supplemental cash flow information for the year ended December 31, 2022 consisted of the following (in thousands for the supplemental cash flow information):

Supplemental cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	$1,734
ROU assets obtained in exchange for operating lease obligations	$437
Weighted average remaining lease term:
Operating leases	3.9 years
Equipment finance leases	2.4 years
Weighted average discount rate:
Operating lease – IBR	5.5%
Equipment finance leases – rate implicit in the lease	6.9%

Maturity Analysis

A summary of the undiscounted cash flows and a reconciliation to the Company’s lease liabilities as of December 31, 2022 consisted of the following (in thousands):

	December 31, 2022
	Operating Leases	Equipment Finance Leases	Total
2023	$1,861	$2,552	$4,413
2024	1,907	2,467	4,374
2025	1,962	1,362	3,324
2026	1,631	498	2,129
Thereafter	114	157	271
Total future minimum lease payments	7,475	7,036	14,511
Less: imputed interest	771	820	1,591
Present value of Lease Liabilities	$6,704	$6,216	$12,920

Schedule of future minimum lease payments for operating and finance leases as of December 31, 2021 consisted of the following (in thousands):

	December 31, 2021
	Operating Leases	Equipment Finance Leases	Total
2022	$1,167	$482	$1,649
2023	1,158	442	1,600
2024	1,192	386	1,578
2025	1,228	401	1,629
2026	1,265	339	1,604
Thereafter	106	27	133
Total future minimum lease payments	$6,116	$2,077	$8,193